FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash & cash equivalents	$ 35,409,156	$ 30,043,046
Total assets	37,980,823	30,043,046
Level 3
Liabilities:
Total liabilities	652,246	2,122,399
Level 3 | Common Stock Warrants
Liabilities:
Warrants	148,129	49,863
Level 3 | Preferred Stock Warrants, Outstanding
Liabilities:
Warrants	$ 504,117	2,072,536
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash & cash equivalents		30,043,046	$ 12,889,931	$ 56,596,509
Total assets		30,043,046	12,889,931	56,596,509
Recurring | Level 3
Liabilities:
Total liabilities		2,122,399	1,238,825	1,417,492
Recurring | Level 3 | Common Stock Warrants
Liabilities:
Warrants		49,863	59,624	59,624
Recurring | Level 3 | Preferred Stock Warrants, Outstanding
Liabilities:
Warrants		$ 2,072,536	$ 1,179,201	$ 1,357,868